Common Stock and Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Stock Option and RSU Activity

A summary of our stock option and RSU activity for the year ended December 31, 2014 is as follows (in thousands, except per share information):

	Shares Available for Grant	Options Outstanding				RSUs Outstanding
		Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Outstanding RSUs	Weighted Average Grant Date Fair Value
				(In years)
Outstanding—January 1, 2014	1,854	10,134	$2.82	8.15	$50,185	811	$6.76
Increase in authorized shares	13,750
Stock options granted	(6,308)	6,308	11.40
RSUs granted	(3,030)					3,030	14.44
Stock options exercised		(3,516)	2.03
RSUs vested						(370)	9.56
Unvested shares repurchased	4
Stock options forfeited or canceled	883	(883)	4.96
RSUs forfeited or cancelled	407					(407)	9.31

Outstanding—December 31, 2014	7,560	12,043	$7.39	8.29	$204,467	3,064	$13.69

Options vested and expected to vest as of December 31, 2014		10,742	$7.07	8.21	$185,866

Options vested and exercisable as of December 31, 2014		4,293	$3.87	7.34	$88,025

Assumptions Used to Estimate Fair Value of Stock Options Granted to Employees

The assumptions used to estimate the fair value of stock options granted to employees are as follows:

	Year Ended December 31,
	2012	2013	2014
Expected volatility	57%—59%	50%—63%	54%—56%
Dividend rate	0%	0%	0%
Risk-free interest rate	0.68%—1.47%	0.63%—2.02%	1.75%—2.02%
Expected term (in years)	5.28—6.27	4.47—6.27	6.02—6.50

Assumptions Used to Estimate Fair Value of ESPP Awards

The assumptions used to estimate the fair value of ESPP awards are as follows:

Year Ended December 31, 2014
Expected volatility	45%—49%
Dividend rate	0%
Risk-free interest rate	0.05%—0.35%
Expected term (in years)	0.50—1.5